Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes Payable [Abstract]
NOTES PAYABLE

3. NOTES PAYABLE

As of March 31, 2015 and December 31, 2014, Notes Payable consists of:

	March 31, 2015	December 31, 2014

On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $4.50 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company an adjusted conversion price of $1.80 per share, subject to adjustment and does not require bifurcation. The due date for this note has been extended to December 31, 2015.

	300,000	300,000

Insurance policy finance agreements. During the period ended March 31, 2015 the Company received proceeds from Insurance policy finance agreement of $33,801 and made repayments of $25,328. The notes are due over the next twelve months.	30,259	21,786

Total Notes Payable:	$330,259	$321,786

The company assesses the value of the beneficial conversion feature of its convertible debt by determining the intrinsic value of such conversion, under ASC 470, at the time of issuance. At the time of issuance of the convertible debt instruments set out above, the fair value of the stock was either the same or less than the conversion price, and so there was no value attributable to any beneficial conversion feature.

3. NOTES PAYABLE

Related Party Notes Payable

As of December 31, 2014 and December 31, 2013 Related Party Notes Payable consists of:

	December 31,	December 31,
	2014	2013
During the years 2009 to 2013 the Company issued convertible debentures in the aggregate amount of $1,733,006, payable to Fountainhead Capital Management (“Fountainhead”), the beneficial owner of more than 50% of the Company’s common stock. These debentures accrue interest at a rate of 6% per annum. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $1.88 per share, subject to adjustment, and does not require bifurcation. On August 5, 2014 the holder exchanged the note into Series D Convertible Preferred Stock of Vycor, see Note below.	-	1,733,007

During the years 2010 to 2013, the Company issued convertible debentures in the amount of $645,550 payable to Peter Zachariou, a Director of the Company. These debentures accrue interest rate of 6% per annum. The Holder is entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $2.85 per share, subject to adjustment and does not require bifurcation. On August 5, 2014 the holder exchanged the note into Series D Convertible Preferred Stock of Vycor.	-	625,550

In the period August 9 to December 2013 the Company issued short term, unsecured notes payable to David Cantor, in the aggregate amount of $15,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. This note was repaid in February 2014.	-	15,000

Total Related Party Notes Payable:	-	$2,373,557

Other Notes Payable

As of December 31, 2014 and 2013 Other Notes Payable consists of:

	December 31,	December 31,
	2014	2013

On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $4.50 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company an adjusted conversion price of $1.80 per share, subject to adjustment and does not require bifurcation. The due date for this note has been extended to December 31, 2015, subject to certain early repayment provisions.

	300,000	300,000

During the years 2012 to 2013 the Company issued short term, unsecured notes payable to Craig Kirsch in the aggregate amount of $111,550. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. The due date for this note was extended to January 2, 2017, subject to certain early repayment provisions. On August 5, 2014 the holder exchanged the note into Series D Convertible Preferred Stock of Vycor.	-	111,550

In September 2012 the Company issued short term, unsecured notes payable to Osbaldo Trading Limited in the amount of $42,900. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. This note was repaid in June 2014.	-	42,900

On October 22, 2013 the Company issued a term note for $100,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due November 30, 2013. This note was repaid in January 2014.	-	100,000

Insurance policy finance agreements. During the year ended December 31, 2014 the Company received proceeds from Insurance policy finance agreement of $81,913 and made repayments of $83,862. The notes are due over the next twelve months.	21,786	23,735

Total Other Notes Payable:	$321,786	$578,185

On August 5, 2014, the Company entered into a series of agreements with Fountainhead, along with certain other related and non-related parties (together, the “Fountainhead Parties”), to exchange all of the parties’ $2,355,587 of debt into Company Series D Convertible Preferred (“Series D”) shares of an equivalent value that are convertible into Company Common Shares at a price of $2.15. The Fountainhead Parties also received a number of warrants equivalent to 75% of the Company Common Shares issuable on conversion of the Series D, exercisable at $3.08 per share for a period of three (3) years from the date of issuance. Under Applicable Accounting Guidance ASC 405 and 470, the exchange is accounted for as an extinguishment of debt. The Company is required to compare the carrying value of the securities being extinguished with the fair value of the securities being issued in exchange. The fair values of the securities issued were determined using a variety of techniques including Black-Scholes at an aggregate of $3,037,626. The securities issued in exchange were recorded on the balance sheet at this aggregate fair value and the difference of $682,039 between fair value of the new securities and the carrying value of the extinguished securities was recognized in the income statement as a loss on extinguishment of debt.